RELATED PARTY DISCLOSURE (Tables)	12 Months Ended
Mar. 31, 2026
Related party [Abstract]
Disclosure of transactions between related parties
The compensation of the Board and key management personnel is determined by the Board on recommendation from the Human Resources Committee of the Board:

For the years ended	March 31 2026	March 31 2025
Short-term employee benefits	$5,012	$4,601
Fees	691	696
Stock-based compensation (i)	(522)	3,792
Post-employment benefits	64	64
Total remuneration	$5,245	$9,153